Fair Value Measurements - Schedule of Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - Recurring $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Mortgage servicing rights
Fair value of assets
Balance at beginning of period	$ 1,738
Total (losses) or gains (realized/unrealized):
Included in earnings	(68)
Included in other comprehensive income	0
Purchases	0
Sales	(1,670)
Issues	0
Settlements	0
Balance at end of period	0
Interest Rate Lock Commitments
Fair value of liabilities
Balance at beginning of period	41
Total (losses) or gains (realized/unrealized):
Included in earnings	(11)
Included in other comprehensive income	0
Purchases	0
Sales	(86)
Issues	56
Settlements	0
Balance at end of period	$ 0